Condensed Consolidated Interim Statements of Financial Position - CAD ($)	Sep. 30, 2022	Jun. 30, 2022
Current assets
Cash	$ 124,069,893	$ 129,065,348
Receivables	905,564	1,135,095
Prepaid expenses	1,038,303	1,603,997
Total current assets	126,013,760	131,804,440
Non-current assets
Reclamation deposit	85,887	80,742
Exploration and evaluation assets	45,959,407	41,127,501
Intangible asset	1,452,388	1,500,540
Pilot plant	822,420	985,057
Asset under construction - Commercial plant	6,581,812	4,533,458
Right of use asset	339,216	379,650
Deposits	32,106	12,416
Investment in Aqualung Carbon Capture SA	3,426,740	3,221,491
Non-current assets	58,699,976	51,840,855
TOTAL ASSETS	184,713,736	183,645,295
Current liabilities
Accounts payable and accrued liabilities	4,735,921	6,597,682
Lease liability - short-term	183,340	182,060
Total current liabilities	4,919,261	6,779,742
Non-current liabilities
Lease liability - long-term	168,104	208,435
Decommissioning provision	137,070	128,860
Total non-current liabilities	305,174	337,295
TOTAL LIABILITIES	5,224,435	7,117,037
EQUITY
Share capital	262,259,192	262,046,589
Reserves	22,635,578	21,945,204
Deficit	(108,276,273)	(106,717,819)
Accumulated other comprehensive loss	2,870,804	(745,716)
TOTAL EQUITY	179,489,301	176,528,258
TOTAL LIABILITIES AND EQUITY	$ 184,713,736	$ 183,645,295